Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net loss	$ (332)	$ (2,510)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation, amortization and impairment	1,167	1,215
Share-based compensation	981	1,360
Amortization of intangible assets	152	152
Capital loss	255
Amortization of issuance costs of Convertible debt	27	50
Changes in operating assets and liabilities:
Decrease in accrued severance pay, net	(4)	(58)
Decrease in other assets, other receivables and prepaid expenses	1,424	717
Increase in accrued interest and amortization of premium on available-for-sale marketable securities	(341)	(372)
Decrease in operating lease right-of-use asset	304	552
Decrease in operating leases liability	(143)	(459)
Increase in trade receivables	(2,752)	(191)
Decrease in inventories	418	167
Increase (Decrease) in trade payables	75	(262)
Decrease in employees and payroll accruals	(2,212)	(3,486)
Increase in deferred revenues	2,263	1,370
Decrease (Increase) in other payables and accrued expenses	403	(554)
Net cash provided by (used in) operating activities	1,685	(2,309)
Cash flows from investing activities:
Decrease in restricted deposits	303	704
Investment in short-term bank deposits	(8,700)
Withdrawal in short-term bank deposits	7,250	10,000
Purchase of property and equipment	(281)	(429)
Investment in available-for sale marketable securities	(28,976)	(24,275)
Proceeds from maturity of available-for-sale marketable securities	22,400	24,835
Net cash provided by (used in) investing activities	(8,004)	10,835
Cash flows from financing activities:
Proceeds from exercise of share options	238
Net cash provided by financing activities	238
Increase (decrease) in cash and cash equivalents	(6,081)	8,526
Cash and cash equivalents at the beginning of the period	16,142	14,192
Cash and cash equivalents at the end of the period	$ 10,061	$ 22,718